Revenues	9 Months Ended
Sep. 30, 2019
Revenues [Abstract]
Revenues

(6)          Revenues

We recognize revenue when performance obligations under the terms of a contract with our customer are satisfied. This occurs with the transfer of control of our products to customers when products are shipped. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring products or services. Sales and other taxes we may collect concurrent with revenue-producing activities are excluded from revenue.

A summary of revenues by geographic area, based on shipping destination, for the three and nine months ended September 30, 2019 and 2018 is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
United States	$24,644	$23,979	$76,640	$73,419
Germany	2,168	1,675	6,427	6,637
Other countries less than 5% of revenues	12,071	13,620	37,533	37,466
Total	$38,883	$39,274	$120,600	$117,522

A summary of revenues by product line for the three and nine months ended September 30, 2019 and 2018 is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Fluid Delivery	$17,888	$17,106	$54,334	$54,033
Cardiovascular	14,565	13,292	44,564	39,505
Ophthalmology	1,556	2,768	5,656	8,405
Other	4,874	6,108	16,046	15,579
Total	$38,883	$39,274	$120,600	$117,522

The vast majority (98%) of our revenue is driven by a purchase order (our “contract”) and recognized at a single point in time when the performance obligation of the product being shipped is satisfied, rather than recognized over time, and is presented as a receivable on the balance sheet.  Payment is typically due within 30 days.

We maintain an allowance for doubtful accounts to reflect estimated losses resulting from the failure of customers to make required payments.  On an ongoing basis, the collectability of accounts receivable is assessed based upon historical collection trends, current economic factors and the assessment of the collectability of specific accounts.  An account is written off when we determine the receivable will not be collected.  Historically, bad debt has been immaterial.

We have elected to recognize the cost of shipping as an expense in cost of sales when control over the product has transferred to the customer.

We do not make any material accruals for product returns and warranty obligations because our returns and warranty obligations have been very low due to our focus on quality control.

We do not disclose the value of unsatisfied performance obligations for contracts for which we recognize revenue at the amount for which we have the right to invoice. We believe that the complexity added to our disclosures by the inclusion of a large amount of insignificant detail in attempting to disclose information about immaterial contracts would potentially obscure more useful and important information.